RECENT ACCOUNTING PRONOUNCEMENTS Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ (8,398)	$ (264,322)	$ 117,514
Change in operating assets and liabilities	(38,695)
Net cash provided by operating activities	46,171	$ 130,485	$ 286,015
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	(8,850)
Change in operating assets and liabilities	8,850
Net cash provided by operating activities	0
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	452
Change in operating assets and liabilities	(47,545)
Net cash provided by operating activities	$ 46,171